AS FILED WITH THE SECURITIES AND EXCHANGE
COMMISSION ON:  February 29, 2000

               REGISTRATION NO.    333-
58979/811-08875
============================================
============

     SECURITIES AND EXCHANGE COMMISSION
           Washington, D.C. 20549
               _______________

                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                             [X]
                    Pre-Effective Amendment
                    No.               [   ]
                    Post-Effective Amendment
                    No. 3               [X]
                         and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
  COMPANY
ACT OF 1940                             [X]
                 Amendment No. 4        [X]
               _______________

 AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2
  (EXACT NAME OF REGISTRANT AS SPECIFIED IN
                  CHARTER)
          KATHERINE L. STONER, ESQ.
  2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
  (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
                 (ZIP CODE)

               (713) 526-5251
  (REGISTRANT'S TELEPHONE NUMBER, INCLUDING
                 AREA CODE)
               _______________

        THE CORPORATION TRUST COMPANY
             1209 ORANGE STREET
         WILMINGTON, DELAWARE  19801
   (NAME AND ADDRESS OF AGENT FOR SERVICE)
               _______________

        Copy to: JOHN A. DUDLEY, ESQ.
       SULLIVAN & WORCESTER, LLP 1025
          CONNECTICUT AVENUE, N.W.
           WASHINGTON, D.C. 20036
               _______________

  It is proposed that this filing will
become effective (check appropriate box):
     [  ] immediately upon filing pursuant
     to paragraph (b)
     [  ] on (date) pursuant to paragraph
     (b)
     [  ] 60 days after filing pursuant to
     paragraph (a)(1)
     [X]  on March 1, 2000 pursuant to
     paragraph (a)(1)
     [  ] 75 days after filing pursuant to
     paragraph (a)(2)
     [  ] on (date) pursuant to paragraph
     (a)(2) of Rule 485

  If appropriate, check the following box:

[ ]  This post-effective amendment
designates a new effective date for a
previously filed post-effective amendment.

Title of Securities Being Registered: Shares
of Beneficial Interest
               _______________

============================================
============

 American General Series Portfolio Company 2

          SCIENCE & TECHNOLOGY FUND
               Class A Shares
               Class B Shares

                March 1, 2000

The American General Series Portfolio
Company 2 (the "Series Company") is an open-end mutual fund made up of separate Funds
(the "Funds"). In this prospectus, "we",
"us", and "our" refers to the American
General Fund Group.

Neither the Securities and Exchange
Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The SEC maintains an internet website at http://www.sec.gov that contains the
Statement of Additional Information ("SAI"), material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

              TABLE OF CONTENTS

Topic                                   Page

Risk/Return Summaries: Investments, Risks,
and Performance                           1
More About Portfolio Investments          _
Welcome to American General Corporation
(Advisor and Sub-Advisor Information)     _
Shareholder Account Information           _

RISK/RETURN SUMMARY: INVESTMENTS, RISKS, AND
                 PERFORMANCE

SCIENCE & TECHNOLOGY FUND

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISOR
VALIC

INVESTMENT SUB-ADVISOR
T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE
Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
At least 65% of the Fund is invested in the common stocks of companies that are expected to benefit from scientific breakthroughs and advancements in technology. Some of the industries that are likely to be included in the portfolio are:
-    Chemicals and synthetic materials,
  including pharmaceuticals
-    Computers, including hardware and
  software
-    Defense and aerospace
-    E-Commerce
-    Electronics
-    Media and information services
-    Telecommunications

The Fund may invest up to 30% of its assets in foreign securities, including American
Depositary Receipts ("ADRs") and other
dollar-denominated foreign securities. ADRs are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank. ADRs carry the same currency, political and economic risks as the underlying foreign shares.

Temporary Defensive Investment Strategy:
From time to time, the Fund may take
temporary defensive positions that are
inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you may lose money:

Foreign Securities Risks:
  Currency Risk:  The risk that
  fluctuations in foreign exchange rates
  will decrease the value of a fund's
  investment.

  Limited Information Risk: The risk that
  foreign companies may not be subject to
  accounting standards or governmental
  supervision comparable to U.S. companies and that less public information about their operations may exist.

  Liquidity Risk: Foreign markets may be
  less liquid and more volatile than U.S.
  markets and offer less protection to
  investors.

  Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

  Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S.
  markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

  Sovereign Risk: The risk that a foreign
  government will interfere with currency
  trading or transferring money out of the country.

Manager Risk: There is a risk that the
Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the
potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Science & Technology Company Volatility and
Risk: Companies in the rapidly changing
fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks.
For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. A portfolio focused primarily on these stocks is, therefore, likely to be much more volatile than one with broader diversification that includes investments in more economic sectors.

Young Company Risk: Smaller companies or companies that are less than three years old may have new products that are not established in the market place, or less-experienced management.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual
Fund operating expenses are deducted from Fund assets.

Shareholder fees                   Class A
Maximum sales charge (load)
  imposed on purchases
  (as a percentage of offering price)             5.75%
Maximum deferred sales charge (load)
  (as a percentage of purchase or redemption
  proceeds, whichever is lower)    Footnote12
Maximum account fee                None

Annual Fund operating expenses     Class A
Management fees                    0.90%
Distribution and service (12b-1) fees             0.25%
Other expenses                     1.00%
Total annual fund operating expenses              2.15%
Fee waiver and/or expense reimbursement          (0.70)%
Net Expenses                       1.45%

Shareholder fees                   Class B
Maximum sales charge (load)
  imposed on purchases
  (as a percentage of offering price)             None
Maximum deferred sales charge (load)
  (as a percentage of purchase or redemption
  proceeds, whichever is lower)    5% -
Footnote3
Maximum account fee                None

Annual Fund operating expenses     Class B
Management fees                    0.90%
Distribution and service (12b-1) fees             1.00%
Other expenses                     1.00%
Total annual fund operating expenses              2.90%
Fee waiver and/or expense reimbursement          (0.70)%
Net Expenses                       2.20%

Other operating expenses are based on
estimates for the Fund's current fiscal
period.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
o You invest $10,000 in the Fund for the time periods indicated;
o    You redeem all your shares at the end
of those periods;
o    Your investment has a 5% return each
year; and
o    The Fund's operating expenses remain
the same.

Class A     1 Year    3 Years
            $714      $1,008

Class B     1 Year    3 Years
            $737      $1,015

Without redemptions, your costs would be:

Class B     1 Year    3 Years
            $223      $688

More About Portfolio Investments

The Fund's principal investment strategies and risks are shown above. The section below explains more about certain types of investments and the Fund's strategies that are not key strategies. Please refer to the SAI for more information about investments.

Secondary Strategies
The Fund may invest up to 25% in other
equity-related securities of science and technology companies, including convertible debt securities and convertible preferred stock. In addition, the fund may invest in futures and options in accordance with the Fund's objective.

Equity Securities
Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.

Stocks are one type of equity security. Each share of stock represents a part of the ownership of the company. The holder of stock participates in the growth of the company through the stock price and receipt of dividends. All the Funds may invest in equities except for the Money Market Fund and the Municipal Money Market Fund, though equities may not be a primary strategy for each Fund.

Generally, there are three types of stocks:
1.   Common stock - Common stock usually has
  voting rights, which allow an investor to vote for the company Board of Directors.
  Common stock also gives each owner a share in a company's profits through dividend payments or the capital appreciation of the security.
2.   Preferred stock - Each share of
  preferred stock allows the holder to get a fixed dividend before the common stock shareholders receive any dividends on their shares.
3.   Convertible preferred stock - A stock
  with a fixed dividend which the holder may exchange for a certain amount of common stock.

Stocks are not the only type of equity
security. Other equity securities include but are not limited to convertible securities, depository receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and foreign equity securities, such as ADRs, Global Depositary
Receipts and European Depositary Receipts.

Futures and Options
Futures and options are considered
derivative securities, since the value of the future or option is derived in part from the value and characteristics of another security. A "future" is a contract which involves the sale of a security for future delivery. An "option" gives the buyer the opportunity to buy or sell a security at a set price on or before a date specified in the contract. A call option buyer thinks the stock price may go up in the future, while a put option buyer thinks the stock price may go down. All of the Funds except for International Growth Fund, Mid Cap Growth
Fund, Money Market Fund and Municipal Money
Market Fund may invest in derivatives.

The Funds use stock and bond futures to
invest cash and cash equivalents to:
-    Write (sell) exchange traded covered
  put and call options on securities and stock indices.
-    Purchase exchange traded put and call
  options on securities and stock indices.
-    Purchase and sell exchange traded
  financial futures contracts.
-    Write (sell) covered call options and
  purchase exchange traded put and call
  options on financial futures contracts.
-    Write (sell) covered call options and
  purchase non-exchange traded call and put options on financial futures contracts.

Derivatives Risk: The risk that loss may result from the Fund's investments in futures or options. Futures and options may be risky if the market moves in a way the Fund manager did not predict. Thus, small changes in the price of a security may be magnified in the futures or options contract, and cause volatility in the Fund's share price.

Money Market Securities
A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC or a Sub-Advisor. All the Funds may invest in money market securities, though it is not a primary strategy for all Funds.

Examples of high quality money market
securities include:
-    Cash and cash equivalents
-    Securities issued or guaranteed by the
  U.S. Government, its agencies or
  instrumentalities
-    Certificates of deposit and other
  obligations of domestic banks having total assets in excess of $1 billion
-    Commercial paper sold by corporations
  and finance companies
-    Corporate debt obligations with
  remaining maturities of 13 months or less
-    Repurchase agreements, money market
  securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities.

Welcome to American General Corporation

American General Corporation, with assets of $111 billion and market capitalization of $15 billion as of December 31, 1999, is the parent company of one of the nation's largest diversified financial services organizations. American General's operating divisions deliver a wide range of retirement services, life insurance, and consumer finance products and services to diverse markets through focused distribution channels. American General, headquartered in
Houston, was incorporated as a general
business corporation in Texas in 1980 and is the successor to American General Insurance
Company, an insurance company incorporated in Texas in 1926.

American General Fund Group is the mutual fund division of American General
Corporation. The address of American General
Corporation and its subsidiaries, including
VALIC, is 2929 Allen Parkway, Houston, Texas
77019.

Investment Advisor
VALIC, a stock life insurance company, has been in the investment advisory business since 1960, and is the investment advisor for American General Fund Group. VALIC had approximately $61 billion in assets under management, as of December 31, 1999. VALIC is a member of the American General
Corporation group of companies, and is a registered investment advisor with the SEC.
In addition to the Fund shown in this
prospectus, VALIC serves as investment
advisor to 23 other funds, presented in a separate prospectus.

As Investment Advisor, VALIC oversees the
Fund's day to day operations, supervises the purchase and sale of Fund investments, and performs the cash management function. VALIC employs Investment Sub-Advisors who make investment decisions for several of the Funds.

How VALIC is Paid for Its Services
The Fund pays VALIC an annual advisory fee of 0.90%, based on its average daily net assets. From time to time VALIC, the Sub-
Advisors and/or the Distributor may
voluntarily undertake to reduce a Fund's expenses by reducing the fees payable to them or bearing certain expenses.

Investment Sub-Advisor
The Sub-Advisor for the Science & Technology
Fund is T. Rowe Price Associates, Inc.

T. Rowe Price Associates, Inc. ("T. Rowe
Price")
Founded in 1937 by Thomas Rowe Price, Jr., the Baltimore-based investment management firm is one of the nation's leading providers of no-load mutual funds for individual investors and corporate retirement programs. As of September 30, 1999, T. Rowe Price and its affiliates served as investment advisor to more than 75 stock, bond, and money market funds and managed about $157.4 billion.

The Fund is managed by an investment
advisory committee, chaired by Charles A.
Morris.  Mr. Morris has been with T. Rowe
Price since 1987. He has day-to-day
responsibility for managing the portfolio and works with the committee to develop and execute the Fund's investment program. Mr.
Morris has been chairman of the AGSPC 1
Science & Technology Fund committee since
1994, and has chaired the AGSPC 2 Science &
Technology Fund committee since its
inception.

PERFORMANCE INFORMATION - Prior Performance of Similar Accounts
This information helps to provide some
indication of the risks of investing in the Fund. However, because this is a new Fund for American General Series Portfolio
Company ("AGSPC") 2, the Fund has no
investment performance record. However, the
Fund's investment objective, policies, and strategies are substantially similar to those employed by T. Rowe Price Associates,
Inc. for the AGSPC (1) Science & Technology
Fund.

The performance information shown below is for the AGSPC 1 Science & Technology Fund, and not that of the new Fund, AGSPC 2
Science & Technology Fund. The AGSPC 1
Science & Technology Fund is sold as an
annuity only to registered and unregistered separate accounts of VALIC and its affiliates or employee thrift plans maintained by VALIC or American General
Corporation. The returns shown reflect
investment management fees and other Fund expenses, and do not reflect any charges included in the annuity contract or variable life insurance policy for mortality and expenses guarantees, administrative fees or surrender charges.

Investments made by the new Fund, AGSPC 2
Science & Technology Fund, may not be the same as those made by the AGSPC 1 Science &
Technology Fund. The Funds will have
different performance results, due to
factors such as the cash flow in and out, different fees and expenses, and diversity in portfolio size and positions. Past performance shown below is no guarantee of similar future performance for the AGSPC 2
Science & Technology Fund.

The bar chart below shows the annual returns
and performance for each full calendar year
since inception of the AGSPC 1 Science &
Technology Fund, assuming reinvestment of
dividends and distributions.
199561.66%
199613.81%
1997 2.61%
199842.13%
1999100.95%

Best quarter:       Quarter ended December
31, 1998            48.04%
Worst quarter:      Quarter ended September
30, 1998  (17.28)%

The table below compares the performance of the AGSPC 1 Science & Technology Fund for calendar year 1999 to that of the S&P 500
Index (the "Index"). The Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation. It approximates the general distribution of industries in the U.S. economy and captures the price performance of a large cross-section of the publicly traded stock market.
No sales charges have been applied to the Index, and an investor cannot invest directly in it.

                1 Year   5 Years   Since
inception, 4/29/94
AGSPC 1 Science
     & Technology Fund  100.95%    40.07%         40.13%
S&P 500 Index      21.05%   28.56% 25.66%


More About Investment Sub-Advisors
For some of the Funds in the American
General Fund Group, VALIC works with
investment Sub-Advisors through an agreement each entered into with VALIC. Sub-Advisors are financial service companies that specialize in certain types of investing.
However, VALIC still retains ultimate
responsibility for managing the Funds. The
Sub-Advisor's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.

According to the agreements we have with the Sub-Advisors, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-Advisors the authority to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds.
The Sub-Advisors may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select.
The Sub-Advisors may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-Advisor as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits Sub-Advisors, under certain conditions, to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker cannot be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The
Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-Advisor's affiliated broker may be considered reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934
prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. The Series Company and the Sub-Advisors have entered into written contracts, as required by the 1940
Act, to allow the Sub-Advisor's affiliate to effect these types of transactions for commissions. The 1940 Act generally prohibits a Sub-Advisor or a Sub-Advisor's affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.

VALIC and the Sub-Advisors may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.

In selecting Sub-Advisors, the Trustees of the Series Company carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-Advisor; (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the Sub-
Advisors' personnel and its financial
condition; (iv) its performance track
record; and (v) other factors deemed
relevant. The Trustees also reviewed the fees to be paid by VALIC to each Sub-
Advisor. The Sub-Advisory fees are not paid by the Funds.

The Series Company relies upon an exemptive order from the SEC which permits VALIC, subject to certain conditions, to select new sub-advisors or replace existing sub-advisors without first obtaining shareholder approval for the change. The Board of Trustees, including a majority of the "independent" Trustees, must approve each new sub-advisory agreement. This allows
VALIC to act more quickly to change sub-advisors when it determines that a change is beneficial to shareholders by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, the Series Company will provide investors with information about each new sub-advisor and its sub-advisory agreement within 90 days of the hiring of a new sub-advisor. VALIC is responsible for selecting, monitoring, evaluating and allocating assets to the Sub-
Advisors and oversees the Sub-Advisors'
compliance with the relevant Fund's
investment objective, policies and
restrictions.

Shareholder Account Information

There are several references below to
Customer Service or the Transfer Agent.
Customer Service and all Transfer Agent
functions are provided by National Financial
Data Services, Inc., in Kansas City,
Missouri.

Types of Accounts
The different ways you may set up an account are listed below.

Individual
Individual accounts are owned by one person.
You can designate a beneficiary for the
account if you choose to have a Transfer on Death account ("TOD").

Joint Tenants
Joint accounts can have two or more owners.
You can set the account up as joint tenants with rights of survival ("JTWROS"), which means that if one owner dies, the other owner will receive the funds without going through probate court.

You can also choose joint tenants in common
("JTIC"). This means that each tenant owns a specific portion of the account. We assume
50/50 ownership unless we are otherwise
notified. When one tenant dies, that portion of the account belongs to the estate of the deceased.

Retirement Plans
Retirement plans provide individuals with tax-advantaged ways to save for retirement, either with tax-deductible contributions, or tax-deferred growth. Retirement accounts require special applications and have a lower initial purchase requirement.
Retirement accounts include:
  Traditional Individual Retirement
  Accounts ("IRAs")
  Roth IRAs
  Roth Conversion IRAs
  Rollover IRAs
  Profit-Sharing or Money Purchase Pension
  Plans
  Simplified Employee Pension ("SEP") IRAs
  SIMPLE IRAs
  401(k) Plans

Transfer or Gift to Minor
You can set up a custodial account for a child under your state's Uniform Transfer or Gift to Minors Act ("UTMA" or "UGMA"). Any individual can give the child up to $10,000 each year without paying the federal gift tax. The gift to the child is irrevocable, meaning that it cannot be taken back. In addition, the account and all the money in it must be conveyed to the child upon reaching the age of majority, which is 18-21 in most states.

Trust
The trust must be established before the account is open. We need to know the date of establishment and the name of the trustee.

Businesses or Organizations
You may open an account for your
corporation, association, or partnership.
The application must be accompanied by a corporate resolution so that we know who is authorized to transact on the account.

Investment Minimums
The table below illustrates the minimum
investment requirements for initial and
subsequent investments for any of the Funds.

                         Initial
Subsequent
Type of Account          Investment
Investment
Retirement Plans         $500           $50

UTMA/UGMA                $250           $50

Automatic Investment Program            $50
$50

All other accounts       $2,000         $50

Available Classes of Shares
You may choose to purchase either Class A or Class B shares. The decision as to which class is best for you depends on your investment goals, how much you want to invest and how long you plan to keep the investment. The fees and expenses are different for each Class and affect a Fund's total return. The fees and expenses are shown in the Fee Table and Example of Expenses earlier in this Prospectus.

Class A features.
o    Front-end sales charge, except for
money market funds
o    Reduced sales charges for larger
purchases
o    Cumulative purchase discount (see
Rights of Accumulation below)
o    No sales charges for purchases of $1
million or more

Class A Sales Charge Tables
If you choose Class A shares, you will pay a sales charge at the time of each purchase.
These tables show the charges both as a
percentage of offering price and as a
percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the sales charge will be lower.

Your                Sales charge as a
percentage of: Investment       Net
Investment          Offering Price
Less than $25,000   6.10%       5.75%
$25,000 - $49,999   5.82%       5.50%
$50,000 - $99,999   4.99%       4.75%
$100,000 - $249,999 3.90%       3.75%
$250,000 - $499,999 2.56%       2.50%
$500,000 - $999,999 2.04%       2.00%
$1,000,000 or more No sales charge, but subject to CDSC4


Your                Maximum Commission
Investment          to Broker-Dealer
Less than $25,000   5.25%
$25,000 - $49,999   5.00%
$50,000 - $99,999   4.25%
$100,000 - $249,999 3.25%
$250,000 - $499,999 2.00%
$500,000 - $999,999 1.75%
$1,000,000 or more  See Payments to Broker-
Dealers below

When the sales charge on Class A Shares will
be reduced or waived
o Rights of Accumulation (cumulative
  purchase discount): Previous Class A
  purchases may help you to qualify for a
  lower sales charge. The sales charge is
  calculated by adding the dollar amount of
  the new purchase of shares to the higher
  of the original cost or current value of
  Class A Fund shares previously purchased.
o Volume Discounts (groups or grouped
  accounts): Related accounts may be
  aggregated for the purposes of receiving
  a reduced sales charge. You must contact
  Customer Service to see if you or your
  group is eligible for a volume discount
  purchase, and notice may be required for
  each subsequent purchase. For purposes of
  determining eligibility for the volume
  discount, spouses and their children
  under 21 years of age are treated as a
  single purchaser, as is a trustee or
  other fiduciary of a single trust estate
  or a single fiduciary account. An
  aggregate investment includes all shares
  of the Funds owned plus the shares being
  purchased.
o Letter of Intent: If you intend to
  purchase a specific amount over the next
  13 months, it may be to your benefit to
  sign a Letter of Intent. This allows you
  to receive a lower breakpoint for each
  purchase, based on the total amount you
  intend to purchase. Up to 5% of the total
  amount you intend to purchase may be held
  in escrow to cover additional sales
  charges, just in case you do not purchase
  the total amount. A Letter of Intent can
  be obtained by calling Customer Service
  at 1-877-999-2434.
o Purchases of Class A Shares without sales
  charges: Class A Shares may be purchased
  without a sales charge by:
  1.   Current and retired Trustees;
  2.   Current and retired employees of
     American General Corporation and its
     affiliates;
  3.   Directors, officers, and employees (and
     when permitted, registered representatives
     and their employees) of financial
     intermediaries that have entered into a
     selling agreement with the Distributor;
  4.   Immediate family members (spouse,
     children under 21, grandchildren under 21,
     and parents) of 1 through 3 above;
  5.   Financial institution trust departments
     investing an aggregate of $1 million in the
     Funds;
  6.   Accounts for which broker-dealers,
     financial institutions, or financial
     planners charge an account management fee
     (also called a wrap fee);
  7.   Tax-qualified plans with more than $1
     million in plan assets;
  8.   Tax-qualified plans purchasing shares
     with loan repayments from participants; and
  9.   By a Fund in connection with the
     acquisition of another investment company.

Class B features.
o    No front-end sales charges
o    Contingent deferred sales charge
("CDSC") on redemptions
o    Keeping the shares longer will reduce
the CDSC
o No CDSC is charged for shares acquired by reinvesting dividends or capital gains
o    Class B shares automatically convert to
Class A shares after 6 years

Class B CDSC Table
If you choose Class B shares, you will not pay an initial sales charge, but you will have to pay a CDSC if the shares are sold within the first five years, as shown below.

Year   1    2    3   4     5    6
Charge 5%   4%   3%  2%    1%   0%

Shares not subject to a CDSC will be
redeemed first, followed by shares held the longest during the CDSC period. The amount of the CDSC is calculated as a percentage of the lesser of the current market value or the original cost of the shares being redeemed. This means that you do not pay a CDSC on any gain in the value of the shares sold. The CDSC may be waived under certain circumstances.

When the CDSC will be waived
No CDSC will be charged for:
o    Exchanges of Class B Shares from one
Fund to another
o Required minimum distributions from tax-deferred retirement plans and IRAs
o Redemptions from tax-deferred retirement plans for termination of employment, participant loans, or hardship withdrawals
o The return of an excess contribution or deferral, pursuant to sections 401(k)(8),
  401(m)(6), 402(g)(2), or 408(d)(4) or (5)
  of the Internal Revenue Code
o Redemptions due to the death of an
individual investor
o    Redemptions due to the deaths of all
the investors, for a joint account
o Redemptions taken due to a disability, as determined by the Social Security
  Administration
o Systematic withdrawals of at least $50, provided that the amounts withdrawn do not exceed 12% of the account value, on an annual basis (you must have a minimum balance of $5,000 to be eligible for this program)
o Redemptions due to the failure to meet the minimum balance requirements

Distribution and Service Plan
The Fund has adopted a Distribution and
Service Plan ("Plan") under Rule 12b-1 of the 1940 Act. The Plan allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to shareholders. The Fund will pay service fees of 0.25% for Class A Shares and 1% for Class B Shares during each fiscal period.

Payments to Broker-Dealers
The distribution and service fees are paid to the distributor of the Funds, American
General Distributors, Inc. (the
"Distributor"), a subsidiary of American
General Corporation. The Distributor may then pay broker-dealers a commission for selling Fund Shares. The maximum commission for Class A Shares is shown above, as a percentage of the offering price. The
Distributor may pay a maximum commission of 4.00% on Class B Shares at the time of purchase.

The Distributor may occasionally pay broker-dealers the full amount of the Class A front-end sales charge as a special sales incentive. Broker-dealers may also receive additional compensation and finder's fees, based on assets held through the broker-dealer firm. Finder's fees may be paid on Class A Share purchases of $1 million or more, excluding Money Market Funds. The finder's fee is 0.50% on sales of $1 to $2 million, plus 0.40% on the next $1 million, and 0.25% on the excess over $3 million.

The Distributor may also provide promotional incentives or payments to its registered representatives, its affiliated broker-dealer, or to other broker-dealers in connection with the sales of Fund Shares.
These incentives or payments may include payments for travel and lodging expenses incurred for meetings and seminars of a business nature. The Distributor makes these payments at its own expense, in accordance with rules set forth by the National
Association of Securities Dealers, Inc.

How Shares are Valued
The price of each Class of shares for a Fund is based on net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. The NAV of each Class will be different, depending on the number of Class shares outstanding.

Portfolio securities and other assets are valued based on market price quotations or information provided by a market pricing service. If price quotations are not readily available, securities are valued by a method that reflects fair value. These are reviewed by the Fund's Board of Trustees. The Fund holds some securities that may be primarily listed on foreign exchanges. Foreign exchanges may trade at times or on days when the New York Stock Exchange ("NYSE") is closed, such as on weekends or other days.
This will affect the value of the Fund's shares; thus, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE
(normally 4:00 p.m. Eastern Time). American
General Fund Group is open for business each day the NYSE is open. The NYSE is closed on most federal holidays and Good Friday.
Please note that there are some federal
holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund Group is open but purchases cannot be made due to the closure of the banking system.

Opening Your Account
You may open an account through a registered representative or by completing the enclosed application. Please be sure to indicate the Fund and the Class of shares you wish to purchase.

Please take special care when completing your application that you sign up for any services you may desire, including telephone privileges. If your bank is a member of the Automated Clearing House ("ACH"), you may sign up for the electronic transfer service.
To sign up, you MUST include a voided check for a checking account, or a deposit slip for a savings account. If you wish to add services at a later date, a signature guarantee may be required.

Send the new account application and your purchase check to:
American General Fund Group
P.O. Box 219502
Kansas City, MO 64141-9502

If you purchase shares through a registered representative or financial institution
You should read the program materials
together with this Prospectus. Certain
features may be modified in these programs.
Investors may be charged a fee if they
effect transactions in Fund shares through a broker or agent.

General Purchase Information
If the Transfer Agent receives your purchase order by 3:00 p.m. Central Time, then your purchase will be processed at the next NAV calculated after your order is received by the Transfer Agent. Any check purchase received without an investment slip may cause delayed crediting. All purchases must be made in U.S. dollars and should be drawn only on U.S. banks. If your check does not clear your bank, you may be charged a fee by the Transfer Agent. All purchases, except those made by wire, will be on hold for 15 calendar days. The Fund reserves the right to reject any specific purchase order and may suspend the offering of shares in response to conditions in the securities markets or for other reasons.

Additional Account Purchases
You may make additional purchases by
contacting your registered representative or
by:

Mail
You may use the investment remittance slip attached to your account statement or confirmations. Make your check payable to the Fund in which you are investing and mail to:
American General Fund Group
P.O. Box 219502
Kansas City, MO 64141-9502

Wire
Please call 1-877-999-2434 before you send a wire purchase.
Your financial institution may charge you a fee for wiring funds.

Electronic Transfers - $50 or more
If you have already signed up for our ACH service, you may call Customer Service at 1-
877-999-2434 to transfer money from your bank to the Fund through our electronic transfer service. Your bank account will be debited for the desired amount. Allow one or two business days after you place your request for the transfer to take place. This
ACH service allows you to purchase
additional shares quickly and conveniently without mail delays.

Automatic Investment Programs
Please call 1-877-999-2434 to set up an
automatic investment program. You may change amounts or Funds or discontinue a program at any time.

Automatic Investing
You may request an automatic ACH transfer of $50 or more from your bank to the Fund. You may choose when you want this to occur, whether monthly, bimonthly, quarterly, or some other time.

Payroll Deductions
You may make regular investments of $50 or more through automatic payroll deduction you initiate through your employer. Your employer may have special forms and other rules for this program.

Systematic Exchanges
If you have a Fund balance of at least
$5,000, you may request an automatic
exchange of $25 or more from that Fund
account to another Fund account. The
automatic exchange will occur once per
month.

Exchanges of Shares from one Fund to Another
Please call Customer Service at 1-877-999-
2434 to make an exchange. You must have
telephone privileges for this service.

An exchange of shares occurs when you sell shares in one Fund and buy shares in another
Fund. Each exchange may produce a taxable gain or loss.

Exchanges between accounts will only be
accepted if the accounts are registered
identically.

Exchanges may be requested by mail or by telephone. Please refer to "Selling Your
Shares" for more details on requests by
mail.

If you exchange Class A Shares of the Money
Market Fund or the Municipal Money Market
Fund for Class A Shares of any other Fund with a sales charge, you will pay a sales charge at the time of the exchange.

Shares may only be exchanged for shares of the same class of another Fund.

No CDSC is imposed on exchanges of Class B
Shares subject to a CDSC at the time of the exchange because the shares are still within the American General Fund Group. The CDSC will be charged for all other sales.

Because excessive trading can increase Fund expenses and hurt performance for other shareholders, we may refuse any exchange that we believe is due to market timing or which may otherwise significantly affect a Fund.

We may modify these exchange policies upon 60 days' prior notice to shareholders.

Selling Your Shares
When you request a redemption by 3:00 p.m.
Central Time, the proceeds of the sale will normally be mailed, wired, or sent by electronic transfer (ACH) the next business day, provided all necessary documents have been received by the Transfer Agent, and the funds are available for redemption. If your recent purchase is on hold and not available for redemption, you may exchange it into another Fund. We may hold payment of redemptions until your purchase check has cleared, which may take up to 15 calendar days. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less.

When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans'
Day, when the NYSE is open and the Fund
Group is open but redemptions cannot be made due to the closure of the banking system.

You may sell shares by contacting your
registered representative or by:

Telephone: Check redemptions, ACH, or bank wires
You may redeem up to $25,000 daily by
calling Customer Service at 1-877-999-2434 before 3:00 p.m. Central Time. The proceeds of the sale may be sent only to pre-authorized destinations, such as your address of record or your bank account by wire or by ACH.

Bank wires must be for at least $500. You may be charged up to $25 for a wire to your bank, and your bank may charge to receive the wire. International wires are more expensive; therefore, the charge to you may be higher.

ACH transfers must be for at least $50.
There is no charge for an ACH transfer.
Allow one or two business days after you place your request for the transfer to take place.

Mail
Your written request should include the
following information:
  1.   Your name, address, and daytime
     telephone number;
  2.   Your account number;
  3.   The name or number of the Fund from
     which you wish to sell shares;
  4.   The Class of Shares to be sold, if
     applicable;
  5.   The dollar or share amount of the sale;
     and
  6.   Your signature, guaranteed (see below).

Send the written request to:
American General Fund Group
P.O. Box 219502
Kansas City, MO 64141-9502

Special Requirements
A signature guarantee is required for any:
  1.   Redemption when the account address has
     been listed less than 30 days; or
  2.   Redemption to an address other than
     that on the account.

You may obtain a signature guarantee from:
  1.   A bank which is a member of the FDIC;
  2.   A trust company;
  3.   A member firm of a national securities
     exchange; or
  4.   Another eligible guarantor institution.

Guarantees must be signed by an authorized signatory of the guarantor institution and be accompanied by the words "Signature
Guaranteed."

A notary public cannot provide a signature guarantee.

Automatic Redemptions
o You may request an automatic monthly or quarterly ACH transfer of $50 or more from the Fund to your bank, provided your account balance is $5,000 or more.
o You may request a monthly or quarterly automatic check redemption of $50 or more, provided your account balance is $5,000 or more.

Reinstatement Privilege
If you redeem some or all of your Fund
shares, you have up to 30 days to reinvest all or part of your redemption proceeds in Class A Shares of the Fund without paying a sales charge. This privilege applies only to redemptions of Class A Shares on which an initial sales change or CDSC was paid or to redemptions of Class A shares of the Fund that you purchased by reinvesting dividends or distributions. You must ask the Transfer
Agent to apply this privilege when you send your payment.

Minimum Account Balances
If the balance in your account falls below the required minimum initial investment, you will be notified that you should bring the balance up to the required minimum amount within 60 days. If your account remains below the minimum required, it may be closed and the proceeds mailed to the address of record.

Dividends, Capital Gains and Taxes
The Fund pays quarterly dividends from its net investment income. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year;
however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes; dividend payments are anticipated to be generally higher for Class A shares.

Dividend Payment Options
Dividends and any distributions are
automatically reinvested in the same Fund without a sales charge, unless you elect to have dividends paid in cash or in shares of the Money Market Fund or the Municipal Money
Market Fund. You may make this election on the account application.

Buying a Dividend
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date
("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes
In January, the Fund will mail you Form 1099-
DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

Capital Gains or Losses
You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Fund will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your account statements to help determine the cost basis of the shares to report on your tax returns.

Taxpayer Identification Number
If we do not have your correct Social
Security or Taxpayer Identification Number
("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. We reserve the right to reject any new account or any purchase order for failure to supply a certified TIN.

For investors who want more information
about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional
information about each Fund's investments is available in the Fund's Annual and Semi-
Annual reports to shareholders.

Statement of Additional Information ("SAI"):
The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your broker, or the Funds at:

Telephone: 1-877-999-2434

American General Web-Site Address:
http://www.agfundgroup.com

You can review the Funds' reports and SAI at the public Reference Room of the SEC.

You can get text only copies:
     o For a fee, by electronic request at
       publicinfo@sec.gov or by writing to
       or calling the Public Reference Room
       of the Commission, Washington, D.C.
       20549-6009, Telephone: 1-202-942-
       8090.
     o Free from the EDGAR database on the
       Commission's Internet website at
       http://www.sec.gov.

Investment Company Act File No. 811-08875
(AGSPC 2)




















VA 12103  VER. 3/00






 American General Series Portfolio Company 2

          SCIENCE & TECHNOLOGY FUND
        Institutional Class I Shares

                March 1, 2000

In this prospectus, "we", "us", and "our" refers to the American General Fund Group.

Neither the Securities and Exchange
Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The SEC maintains an internet website at http://www.sec.gov that contains the
Statement of Additional Information ("SAI"), material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

              Table of Contents

Topic                                   Page

Risk/Return Summaries: Investments, Risks,
and Performance                           1
More About Portfolio Investments         __
Welcome to American General Corporation
(Advisor and Sub-Advisor Information)    __
Account Information                      __


RISK/RETURN SUMMARY: INVESTMENTS, RISKS, AND
                 PERFORMANCE

SCIENCE & TECHNOLOGY FUND

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISOR
VALIC

INVESTMENT SUB-ADVISOR
T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE
Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
At least 65% of the Fund is invested in the common stocks of companies that are expected to benefit from scientific breakthroughs and advancements in technology. Some of the industries that are likely to be included in the portfolio are:
-    Chemicals and synthetic materials,
  including pharmaceuticals
-    Computers, including hardware and
  software
-    Defense and aerospace
-    E-Commerce
-    Electronics
-    Media and information services
-    Telecommunications

The Fund may invest up to 30% of its assets in foreign securities, including American
Depositary Receipts ("ADRs") and other
dollar-denominated foreign securities. ADRs are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank. ADRs carry the same currency, political and economic risks as the underlying foreign shares.

Temporary Defensive Investment Strategy:
From time to time, the Fund may take
temporary defensive positions that are
inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you may lose money:

Foreign Securities Risks:
  Currency Risk:  The risk that
  fluctuations in foreign exchange rates
  will decrease the value of a fund's
  investment.

  Limited Information Risk: The risk that
  foreign companies may not be subject to
  accounting standards or governmental
  supervision comparable to U.S. companies and that less public information about their operations may exist.

  Liquidity Risk: Foreign markets may be
  less liquid and more volatile than U.S.
  markets and offer less protection to
  investors.

  Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

  Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S.
  markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

  Sovereign Risk: The risk that a foreign
  government will interfere with currency
  trading or transferring money out of the country.

Manager Risk: There is a risk that the
Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the
potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Science & Technology Company Volatility and
Risk: Companies in the rapidly changing
fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks.
For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. A portfolio focused primarily on these stocks is, therefore, likely to be much more volatile than one with broader diversification that includes investments in more economic sectors.

Young Company Risk: Smaller companies or companies that are less than three years old may have new products that are not established in the market place, or less-experienced management.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual
Fund operating expenses are deducted from Fund assets.

Shareholder fees
Maximum sales charge (load)
  imposed on purchases
  (as a percentage of offering price)             None
Maximum deferred sales charge (load)
  (as a percentage of purchase or redemption
  proceeds, whichever is lower)    None
Maximum account fee                None

Annual Fund operating expenses
Management fees                    0.90%
Other expenses                     1.25%
Total annual fund operating expenses              2.15%
Fee waiver and/or expense reimbursement           (0.82)%
Net Expenses                       1.33%

Other operating expenses are based on
estimates for the Fund's current fiscal
period.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
o    You invest $10,000 in the Fund for the
time periods indicated;
o    You redeem all your shares at the end
of those periods;
o    Your investment has a 5% return each
year; and
o The Fund's operating expenses remain the same.

            1 Year    3 Years
            $135      $422

More About Portfolio Investments

The Fund's principal investment strategies and risks are shown above. The section below explains more about certain types of investments and the Fund's strategies that are not key strategies. Please refer to the SAI for more information about investments.

Secondary Strategies
The Fund may invest up to 25% in other
equity-related securities of science and technology companies, including convertible debt securities and convertible preferred stock. In addition, the fund may invest in futures and options in accordance with the Fund's objective.

Equity Securities
Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.

Stocks are one type of equity security. Each share of stock represents a part of the ownership of the company. The holder of stock participates in the growth of the company through the stock price and receipt of dividends. All the Funds may invest in equities except for the Money Market Fund and the Municipal Money Market Fund, though equities may not be a primary strategy for each Fund.

Generally, there are three types of stocks:
4.   Common stock - Common stock usually has
  voting rights, which allow an investor to vote for the company Board of Directors.
  Common stock also gives each owner a share in a company's profits through dividend payments or the capital appreciation of the security.
5.   Preferred stock - Each share of
preferred stock allows the holder to get a fixed dividend before the common stock shareholders receive any dividends on their shares.
6.   Convertible preferred stock - A stock
with a fixed dividend which the holder may exchange for a certain amount of common stock.

Stocks are not the only type of equity
security. Other equity securities include but are not limited to convertible securities, depository receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and foreign equity securities, such as ADRs, Global Depositary
Receipts and European Depositary Receipts.

Futures and Options
Futures and options are considered
derivative securities, since the value of the future or option is derived in part from the value and characteristics of another security. A "future" is a contract which involves the sale of a security for future delivery. An "option" gives the buyer the opportunity to buy or sell a security at a set price on or before a date specified in the contract. A call option buyer thinks the stock price may go up in the future, while a put option buyer thinks the stock price may go down. All of the Funds except for International Growth Fund, Mid Cap Growth
Fund, Money Market Fund and Municipal Money
Market Fund may invest in derivatives.

The Funds use stock and bond futures to
invest cash and cash equivalents to:
-    Write (sell) exchange traded covered
  put and call options on securities and stock indices.
-    Purchase exchange traded put and call
  options on securities and stock indices.
-    Purchase and sell exchange traded
  financial futures contracts.
-    Write (sell) covered call options and
  purchase exchange traded put and call
  options on financial futures contracts.
-    Write (sell) covered call options and
  purchase non-exchange traded call and put options on financial futures contracts.

Derivatives Risk: The risk that loss may result from the Fund's investments in futures or options. Futures and options may be risky if the market moves in a way the Fund manager did not predict. Thus, small changes in the price of a security may be magnified in the futures or options contract, and cause volatility in the Fund's share price.

Money Market Securities
A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC or a Sub-Advisor. All the Funds may invest in money market securities, though it is not a primary strategy for all Funds.

Examples of high quality money market
securities include:
-    Cash and cash equivalents
-    Securities issued or guaranteed by the
  U.S. Government, its agencies or
  instrumentalities
-    Certificates of deposit and other
  obligations of domestic banks having total assets in excess of $1 billion
-    Commercial paper sold by corporations
  and finance companies
-    Corporate debt obligations with
  remaining maturities of 13 months or less
-    Repurchase agreements, money market
  securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities.

Welcome to American General Corporation

American General Corporation, with assets of $111 billion and market capitalization of $15 billion as of December 31, 1999, is the parent company of one of the nation's largest diversified financial services organizations. American General's operating divisions deliver a wide range of retirement services, life insurance, and consumer finance products and services to diverse markets through focused distribution channels. American General, headquartered in
Houston, was incorporated as a general
business corporation in Texas in 1980 and is the successor to American General Insurance
Company, an insurance company incorporated in Texas in 1926.

American General Fund Group is the mutual fund division of American General
Corporation. The address of American General
Corporation and its subsidiaries, including
VALIC, is 2929 Allen Parkway, Houston, Texas
77019.

Investment Advisor
VALIC, a stock life insurance company, has been in the investment advisory business since 1960, and is the investment advisor for American General Fund Group. VALIC had approximately $61 billion in assets under management, as of December 31, 1999. VALIC is a member of the American General
Corporation group of companies, and is a registered investment advisor with the SEC.
In addition to the Fund shown in this
prospectus, VALIC serves as investment
advisor to 23 other funds, presented in a separate prospectus.

As Investment Advisor, VALIC oversees the
Fund's day to day operations, supervises the purchase and sale of Fund investments, and performs the cash management function. VALIC employs Investment Sub-Advisors who make investment decisions for several of the Funds.

How VALIC is Paid for Its Services
The Fund pays VALIC an annual advisory fee of 0.90%, based on its average daily net assets. From time to time VALIC, the Sub-
Advisors and/or the Distributor may
voluntarily undertake to reduce a Fund's expenses by reducing the fees payable to them or bearing certain expenses.

Investment Sub-Advisor
The Sub-Advisor for the Science & Technology
Fund is T. Rowe Price Associates, Inc.

T. Rowe Price Associates, Inc. ("T. Rowe
Price")
Founded in 1937 by Thomas Rowe Price, Jr., the Baltimore-based investment management firm is one of the nation's leading providers of no-load mutual funds for individual investors and corporate retirement programs. As of September 30, 1999, T. Rowe Price and its affiliates served as investment advisor to more than 75 stock, bond, and money market funds and managed about $157.4 billion.

The Fund is managed by an investment
advisory committee, chaired by Charles A.
Morris.  Mr. Morris has been with T. Rowe
Price since 1987. He has day-to-day
responsibility for managing the portfolio and works with the committee to develop and execute the Fund's investment program. Mr.
Morris has been chairman of the AGSPC 1
Science & Technology Fund committee since
1994, and has chaired the AGSPC 2 Science &
Technology Fund committee since its
inception.

PERFORMANCE INFORMATION - Prior Performance of Similar Accounts
This information helps to provide some
indication of the risks of investing in the Fund. However, because this is a new Fund for American General Series Portfolio
Company ("AGSPC") 2, the Fund has no
investment performance record. However, the
Fund's investment objective, policies, and strategies are substantially similar to those employed by T. Rowe Price Associates,
Inc. for the AGSPC (1) Science & Technology
Fund.

The performance information shown below is for the AGSPC 1 Science & Technology Fund, and not that of the new Fund, AGSPC 2
Science & Technology Fund. The AGSPC 1
Science & Technology Fund is sold as an
annuity only to registered and unregistered separate accounts of VALIC and its affiliates or employee thrift plans maintained by VALIC or American General
Corporation. The returns shown reflect
investment management fees and other Fund expenses, and do not reflect any charges included in the annuity contract or variable life insurance policy for mortality and expenses guarantees, administrative fees or surrender charges.

Investments made by the new Fund, AGSPC 2
Science & Technology Fund, may not be the same as those made by the AGSPC 1 Science &
Technology Fund. The Funds will have
different performance results, due to
factors such as the cash flow in and out, different fees and expenses, and diversity in portfolio size and positions. Past performance shown below is no guarantee of similar future performance for the AGSPC 2
Science & Technology Fund.

The bar chart below shows the annual returns
and performance for each full calendar year
since inception of the AGSPC 1 Science &
Technology Fund, assuming reinvestment of
dividends and distributions.
199561.66%
199613.81%
1997 2.61%
199842.13%
1999100.95%

Best quarter:       Quarter ended December
31, 1998            48.04%
Worst quarter:      Quarter ended September
30, 1998  (17.28)%


The table below compares the performance of the AGSPC 1 Science & Technology Fund for calendar year 1999 to that of the S&P 500
Index (the "Index"). The Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation. It approximates the general distribution of industries in the U.S. economy and captures the price performance of a large cross-section of the publicly traded stock market.
No sales charges have been applied to the Index, and an investor cannot invest directly in it.

               1 Year  5 Years               Since inception,
4/29/94
AGSPC 1 Science
     & Technology Fund 100.95%               40.07%
40.13%
S&P 500 Index    21.05%     28.56%           25.66%

More About Investment Sub-Advisors
For some of the Funds in the American
General Fund Group, VALIC works with
investment Sub-Advisors through an agreement each entered into with VALIC. Sub-Advisors are financial service companies that specialize in certain types of investing.
However, VALIC still retains ultimate
responsibility for managing the Funds. The
Sub-Advisor's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.

According to the agreements we have with the Sub-Advisors, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-Advisors the authority to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds.
The Sub-Advisors may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select.
The Sub-Advisors may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-Advisor as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits Sub-Advisors, under certain conditions, to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker cannot be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The
Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-Advisor's affiliated broker may be considered reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934
prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. The Series Company and the Sub-Advisors have entered into written contracts, as required by the 1940
Act, to allow the Sub-Advisor's affiliate to effect these types of transactions for commissions. The 1940 Act generally prohibits a Sub-Advisor or a Sub-Advisor's affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.

VALIC and the Sub-Advisors may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.

In selecting Sub-Advisors, the Trustees of the Series Company carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-Advisor; (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the Sub-
Advisors' personnel and its financial
condition; (iv) its performance track
record; and (v) other factors deemed
relevant. The Trustees also reviewed the fees to be paid by VALIC to each Sub-
Advisor. The Sub-Advisory fees are not paid by the Funds.

The Series Company relies upon an exemptive order from the SEC which permits VALIC, subject to certain conditions, to select new sub-advisors or replace existing sub-advisors without first obtaining shareholder approval for the change. The Board of Trustees, including a majority of the "independent" Trustees, must approve each new sub-advisory agreement. This allows
VALIC to act more quickly to change sub-advisors when it determines that a change is beneficial to shareholders by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, the Series Company will provide investors with information about each new sub-advisor and its sub-advisory agreement within 90 days of the hiring of a new sub-advisor. VALIC is responsible for selecting, monitoring, evaluating and allocating assets to the Sub-
Advisors and oversees the Sub-Advisors'
compliance with the relevant Fund's
investment objective, policies and
restrictions.

Account Information

Investment Minimums
The employer retirement plan may establish a plan account with an initial purchase of $5 million.

How to Buy Shares
Institutional Class I shares of the Fund are available to you through your employer plan.
Institutional Class I Shares are available to any qualifying employer plan once the plan establishes a minimum account balance of $5 million with the Series Company. A plan's account balance is equal at any time to the aggregate of all amounts contributed by the plan to the Series Company, less the cost of all redemptions by such plan from the Series Company. The Distributor may waive the minimum account balance requirement if it reasonably anticipates that the size of the plan and/or the anticipated amount of contributions will present economies of scale.

As a participant in an employer retirement plan, you do not purchase Institutional
Class I Shares of the Fund directly. Rather,
Institutional Class I Shares of the Fund are purchased for you when you elect to allocate your retirement contributions to the Fund that is available as an investment option in your retirement or savings plan. You may be permitted to elect different investment options, alter the amounts contributed to your plan, or change how contributions are allocated among your investment options in accordance with your plan's specific provisions. See your plan administrator or employee benefits office for more details.

Investments by individual participants in employer retirement plans are made through their plan sponsor or administrator, who is responsible for transmitting instructions for all orders for the purchase, redemption and exchange of Fund shares. The availability of an investment by a plan participant in the Fund, and the procedures for investing, depend upon the provisions of the plan and whether the plan sponsor or administrator has contracted with the Series
Company or designated agent for special
processing services.

For more information on how to participate in the Fund through an employee retirement plan, please refer to your plan materials or contact your employee benefits office.

How Shares are Valued
The price of shares for each class of the Fund is based on net asset value ("NAV").
NAV is computed by adding the value of the Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

Portfolio securities and other assets are valued based on market price quotations. If market quotations are not readily available, securities are valued by a method that reflects fair value. These are reviewed by the Fund's Board of Trustees. The Fund may hold securities that are primarily listed on foreign exchanges. Foreign exchanges may trade at times or on days when the New York
Stock Exchange ("NYSE") is closed, such as on weekends or other days. This will affect the value of the Fund's shares; thus, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

The NAV for each class of shares is
calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (normally 4 p.m.
Eastern Time). The Fund is open for business each day the NYSE is open.

Transfer or exchange of balances
An employer retirement plan may allow you to exchange all or part of your existing plan balance from one investment option to another. Check with your plan administrator for details on the rules governing exchanges in your plan. Exchanges will be accepted by the Series Company only as permitted by your plan. Your plan administrator can explain how frequently exchanges are allowed. The
Series Company reserves the right to refuse any exchange purchase request.

Transaction Processing
Purchases, exchanges or redemptions of the Fund' shares are processed as soon as they have been received in good order. Good order means that your request includes complete information on your purchase, exchange or redemption and that the Distributor has received the appropriate payment. The Series
Company and the Distributor reserve the
right to refuse any order for the purchase of shares. The Series Company also reserves the right to suspend the sale of the Fund' shares in response to conditions in the securities markets or for other reasons.

When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans'
Day, when the NYSE is open and the Fund are open but purchases and redemptions cannot be made due to the closure of the banking system.

Dividends, Capital Gains and Taxes
The Fund pays quarterly dividends from its net investment income. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year;
however, the Fund do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividends and any distributions are automatically reinvested in the same Fund.

Taxpayer Identification Number
You are required to give us your correct
Social Security or Taxpayer Identification
Number ("TIN") when you make contributions to the employer's plan. We reserve the right to reject any new account or any purchase order for failure to supply a certified TIN.

For investors who want more information
about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional
information about the Fund's investments is available in the Fund's Annual and Semi-
Annual reports to shareholders.

Statement of Additional Information ("SAI"):
The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Fund by contacting your broker, or the Fund at:

Telephone: 1-877-999-2434

American General Web-Site Address:
http://www.agfundgroup.com

You can review the Fund' reports and SAI at the public Reference Room of the SEC.

You can get text only copies:
     o For a fee, by writing to or calling
       the Public Reference Room of the
       Commission, Washington, D.C. 20549-
       6009, Telephone: 1-800-SEC-0330.
     o Free from the Commission's Internet
       website at http://www.sec.gov.

Investment Company Act File No. 811-08875
(AGSPC 2)




















VA 12103-I VER. 3/00

AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

          PART B.  STATEMENT OF ADDITIONAL
INFORMATION

The 485(b) filing to be made March 1, 2000 will include the Science & Technology Fund in the Statement of Additional Information of American General Series Portfolio Company
2.

AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

         PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS

      1. (a)  1. Agreement and Declaration of
Trust (1)
          2. Amendment to Agreement and
Declaration of Trust (2)
    (b)  Certificate of Designation For:
         (1) American General Core Bond Fund
(2)
         (2) American General High Yield
Bond Fund (2)
         (3) American General Strategic Bond
Fund (2)
         (4) American General Municipal Bond
Fund (2)
         (5) American General Municipal
Money Market Fund (2)
    (c)  Amended and Restated Certificate of
Designation For:
         (1) American General International
Growth Fund (2)
         (2) American General Large Cap
Growth (2)
         (3) American General Mid Cap Growth
Fund (2)
         (4) American General Small Cap
Growth Fund (2)
         (5) American General International
Value Fund (2)
         (6) American General Large Cap
Value Fund (2)
         (7) American General Mid Cap Value
Fund (2)
         (8) American General Small Cap
Value Fund (2)
         (9) American General Socially
Responsible Fund (2)
         (10) American General Balanced Fund
(2)
         (11) American General Domestic Bond
Fund (2)
         (12) American General Money Market
Fund (2)
         (13) American General Growth
Lifestyle Fund (2)
         (14) American General Moderate
Growth Lifestyle Fund (2)
         (15) American General Conservative
Growth Lifestyle Fund (2)
         (16) American General Stock Index
Fund (2)
         (17) American General Mid Cap Index
Fund (2)
         (18) American General Small Cap
Index Fund (2)
         (19) American General Municipal
Bond Fund +
         (20) American General Municipal
Money Market   Fund +
    (d)  Certificate of Termination For:
         (1) American General Stock Index
Fund (2)
         (2) American General Mid Cap Index
Fund (2)
         (3) American General Small Cap
Index Fund (2)

 2. Bylaws (1)


 3. Not Applicable

 4. Not Applicable

 5.(a) Investment Advisory Agreement between the Registrant and The
         Variable Annuity Life Insurance
Company ("VALIC") (3)
    (b) Investment Sub-Advisory Agreements
between VALIC and each
          Sub-Adviser on behalf of the
following Funds:
         (1) American General International
Growth Fund (3)
         (2) American General Large Cap
Growth (3)
         (3) American General Mid Cap Growth
Fund (3)
         (4) American General Small Cap
Growth Fund (3)
         (5) American General International
Value Fund,
          American General Balanced Fund and
American General
          Domestic Bond Fund (3)
         (6) American General Large Cap
Value Fund (3)
         (7) American General Mid Cap Value
Fund (3)
         (8) American General Small Cap
Value Fund (3)
         (9) American General High Yield
Bond Fund, American
         General Strategic Bond Fund,
American  General Core Bond Fund,
         American General Muncipal Bond Fund
and American General
         Municipal Money Market Fund (3)
         (10) American General Stock Index
Fund, American General Mid
         Cap Index Fund, American General
   Small Cap Index Fund and American General
   Small Cap Value Fund (3)

 6. Distribution Agreement between the
Registrant and American General
     Distributors, Inc. +

 7. Not Applicable

 8. (a)  Custodian Agreement between
Registrant and State Street
    Bank and Trust Company +
    (b)  Securities Lending Authorization
Agreement between
    Registrant and State Street Bank and
Trust Company +

 9. (a)  Transfer Agency and Services
Agreement between Registrant and
    VALIC +
    (b)  Form of Data Access Services
Agreement between Registrant and
    State Street Bank and Trust Company +
    (c)  Form of Accounting Services
Agreement between Registrant and
    VALIC +
    (d)  Administrative Services Agreement
among Registrant, VISCO
    and VALIC +
    (e)  State Filing Services Agreement (2)

 10.  Not Applicable

 11.  Not Applicable

 12.  Not Applicable

 13.  Subscription Agreements (2)

 14.  Not Applicable

 15.  Rule 12b-1 Distribution and Service
Plan +

 16.  Not Applicable

 17.  Not Applicable

 18.  Multi-Class Plan +

 19 (a)  Powers of Attorney for Messrs.
Hackerman,
    Lancaster, Paulsen and Love (1)
    (b)  Powers of Attorney for Messrs.
Ebner, Gonzales and
    Maupin and Ms. Craven (2)
    (c)  Powers of Attorney for Mr. Barrett
and Ms. Kane +

  __________

  1  Incorporated herein by reference to
Initial Registration Statement to the
      Registrant's Form N-1A Registration
  Statement filed with the Securities and
  Exchange Commission on July 13, 1998 (File
  No. 333-58979/811-08875, Accession No.
  0000950129-98-002983).

  2  Incorporated herein by reference to Pre-
  Effective Amendment Number 1
      to the Registrant's Form N-1A
  Registration Statement filed with the
  Securities and Exchange Commission on
  October 15, 1998 (File No. 333-58979, 811-
  08875, Accession No. 0000950129-98-
  004291).

  3 Incorporated herein by reference to the Registrant's Form N-SAR filed with the Securities and Exchange Commission on July
  14, 1999 (File No. 333-58979/811-08875,
  Accession Nos. 0001058413-99-000017 and
  0001058413-99-000019).

         + To be filed by amendment.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER
       COMMON CONTROL WITH REGISTRANT

No person is controlled by or under common control with the Registrant. All of the outstanding shares of beneficial interest of Institutional Class I and Institutional
Class II of the Registrant is owned by
VALIC, a Texas life insurance corporation, and VALIC Separate Account A, a separate account of VALIC which is registered as a unit investment trust under the Investment
Company Act of 1940 (File No. 811-3240/33-
75292).

ITEM 25.  INDEMNIFICATION

Incorporated herein by reference to Pre-
Effective Amendment Number 1 to the
Registrant's Form N-1A Registration
Statement filed with the Securities and
Exchange Commission on October 15, 1998
(File No. 333-58979/811-08875), Accession
No. 0000950129-98-004291).

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF
THE INVESTMENT ADVISER

See "About the Series Company Management" in
Part A and "Investment Adviser" and
"Investment Sub-Advisers" in the Statement of Additional Information regarding the businesses of VALIC and the Sub-advisers.

Set out below is a list of each director and officer of VALIC indicating each other business, profession, vocation, or employment of a substantial nature in whicheach such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner, or trustee. Unless otherwise specified, the principal business address of VALIC is 2929
Allen Parkway, Houston, Texas 77019. See also the information set out under the caption "Trustees and Officers" in Part B of this Registration Statement, which is incorporated herein by reference to the extent applicable. Companies, other than
VALIC, identified in the list below are
American General Distributors, Inc. ("AG
Distributors"), American General Annuity
Insurance Company ("AGAIC") and American
General Corporation ("AG Corporation").

   NAME             COMPANY
TITLE
John A. Graf        VALIC, AGAIC
Chairman, Director,
                              President and
                              Chief
                              Executive
                              Officer
Bruce R. Abrams          VALIC, AGAIC
Director and Executive
                              Vice President
                         - AGAIC
Kent E. Barrett          VALIC, AGAIC
Director, Executive Vice
                              President and
                              Chief
                         Financial Officer
Rebecca G. Campbell VALIC, AGAIC
Director and Senior Vice
                              President -
                              Human
                              Resources
Robert P. Condon         VALIC, AGAIC
Director and Executive
                              Vice President
                         -
                              Institutional
                              Marketing
Robert M. Devlin    VALIC, AGAIC
Director
               AG Corporation      Director,
                              Chairman and
                              Chief
                              Executive
                              Officer
Carl J. Santillo         VALIC, AGAIC
Director and Executive
                              Vice President
                              -Operations
Mary Cavanaugh      VALIC, AGAIC
Executive Vice
                              President -
                              General
                              Counsel and
                              Secretary
Kathleen Adamson    VALIC, AGAIC
Senior Vice President -
                              Customer
                         Service
Michael J. Akers         VALIC, AGAIC
Senior Vice President
                              and Chief
                         Actuary
Dick Baily          VALIC, AGAIC
Senior Vice President -
                              Planning and
                         Expense
                              Management
Michael A. Betts         VALIC, AGAIC
Senior Vice President -
                              Systems
Stephen G. Kellison VALIC, AGAIC
Senior Vice President -
                              Product
                         Management
Richard J. Lindsay  VALIC, AGAIC
Senior Vice President -
                              Marketing
Rosemary Beauvais   VALIC, AGAIC        Vice
President -
                              Corporate
                         Technology
                              Services
James D. Bonsall         VALIC, AGAIC
Vice President -
                              Financial
                         Reporting
Gregory S. Broer         VALIC, AGAIC
Vice President -
                              Actuarial
Richard A. Combs    VALIC, AGAIC        Vice
President -
                              Actuarial
Neil J. Davidson         VALIC, AGAIC
Vice President -
                              Actuarial
David H. denBoer    VALIC, AGAIC        Vice
President -
                              Compliance
Stephen R. Duff          VALIC, AGAIC
Vice President -
                              New Account
                              Acquisitions
Daniel Fritz        VALIC, AGAIC        Vice
President -
                              Actuarial
Michael D. Gifford  VALIC, AGAIC        Vice
President -
                              Case
                         Development
Joseph P. Girgenti  VALIC, AGAIC        Vice
President - Sales
                              Support
Sharla A. Jackson        VALIC, AGAIC
Vice President -
                              Customer
                              Service -
                              Amarillo
Calvin King          VALIC, AGAIC       Vice
President -
                              North Houston
                              Customer Care
                              Center
Kent W. Lamb        VALIC, AGAIC        Vice
President -
                              Financial
                         Reporting
Traci P. Langford        VALIC, AGAIC
Vice President -
                              Account
                         Management
Thomas G. Norwood   VALIC, AGAIC        Vice
President -
                              Broker/Dealer
Rembert R. Owen, Jr.     VALIC, AGAIC
               Vice President and
                              Assistant
Secretary
Stephen J. Poston        VALIC, AGAIC
Vice President -
                              Training  and
                         National
                              Accounts
Larry Robinson VALIC, AGAIC        Vice
               President -
                              Product
               Development
Steven D. Rubinstein     VALIC, AGAIC
Vice President -
                              Financial
                         Planning
                              and Reporting
Richard W. Scott         VALIC, AGAIC
Vice President and
                              Chief
                         Investment
                              Officer
               AG Corporation      Executive
          Vice
                              President and
                              Chief
                              Investment
                              Officer
Gary N. See         VALIC, AGAIC        Vice
President - Group
                              Actuarial
Gregory R. Seward   VALIC, AGAIC        Vice
President -
                              Variable
                         Product
                              Accounting
Nancy K. Shumbera   VALIC               Vice
President -
                              Applications
                              Development
               AGAIC
Administrative Officer
Brenda Simmons      VALIC, AGAIC        Vice
President -
                              Premium
Processing
Norman A. Skinrood, Jr.  VALIC, AGAIC
Vice President -
                              Investment
Products
                              Group
David Snyder        VALIC, AGAIC        Vice
President -
                              Electronic
                         Commerce
Paula F. Snyder          VALIC, AGAIC
Vice President - AGRS
                              Marketing
                              Communications
Robert E. Steele         VALIC, AGAIC
Vice President -
                              Specialty
                         Products
Kenneth R. Story         VALIC, AGAIC
Vice President -
                              Information
                              Technology
Brian R. Toldan          VALIC, AGAIC
Vice President and
                              General
                         Auditor
Michael A. Tompkins VALIC, AGAIC        Vice
President - PR
                              Acquisitions
Peter V. Tuters          VALIC, AGAIC
Vice President and
                              Investment
                         Officer
               AG Corporation      Senior
          Vice President -
                              Investments
William A. Wilson   VALIC, AGAIC        Vice
President -
                              Government
                         Affairs
Jane E. Bates       VALIC
Chief Compliance
                              Officer
Roger E. Hahn       VALIC, AGAIC
Investment Officer
C. Scott Inglis          VALIC, AGAIC
Investment Officer
Craig R. Mitchell        VALIC, AGAIC
Investment Officer
Julia S. Tucker          VALIC, AGAIC
Investment Officer
               AG Corporation      Senior
          Vice President -
                              Investments
W. Lary Mask        VALIC, AGAIC        Real
Estate Investment
                              Officer and
                         Assistant
                              Secretary
D. Lynne Walters         VALIC, AGAIC,
Tax Officer
               AG Distributors
               AG Corporation      Vice
          President - Taxes
W. Joan Farmer      VALIC, AGAIC
Assistant Secretary
Otto B. Gerlach, III     VALIC, AGAIC
Assistant Secretary
Cheryl G. Hemley    VALIC, AGAIC
Assistant Secretary
Christine W. McGinnis    VALIC, AGAIC
Assistant Secretary
Susan Miller        VALIC, AGAIC
Assistant Secretary
Connie E. Pritchett VALIC, AGAIC
Assistant Secretary
Daniel R. Cricks         VALIC, AGAIC
Assistant Tax Officer
Eric Alexander      VALIC, AGAIC
Assistant Treasurer
Terry Festervand         VALIC, AGAIC
Assistant Treasurer
Paul Hoepfl         VALIC, AGAIC
Assistant Treasurer
Kristy L. McWilliams     VALIC, AGAIC
Assistant Treasurer
William H. Murray   VALIC, AGAIC
Assistant Treasurer
Tara S. Rock        VALIC, AGAIC
Assistant Treasurer
Carolyn Roller      VALIC, AGAIC
Assistant Treasurer
Marylyn S. Zlotnick VALIC, AGAIC
Assistant Controller
Leslie K. Bates          VALIC, AGAIC
Administrative Officer
Mary C. Birmingham  VALIC, AGAIC
Administrative Officer
Donald L. Davis          VALIC, AGAIC
Administrative Officer
Robert A. Demchak   VALIC, AGAIC
Administrative Officer
Ruby K. Donelson    VALIC, AGAIC
Administrative Officer
Ted D. Hennis       VALIC, AGAIC
Administrative Officer
William L. Hinkle   VALIC, AGAIC
Administrative Officer
Joan M. Keller      VALIC, AGAIC
Administrative Officer
William R. Keller, Jr.   VALIC, AGAIC
Administrative Officer
Fred M. Lowery      VALIC, AGAIC
Administrative Officer
James F. McCulloch  VALIC, AGAIC
Administrative Officer
Michael E. Mead          VALIC, AGAIC
Administrative Officer
Kathryn T. Smith         VALIC, AGAIC
Administrative Officer
John M. Stanton          VALIC, AGAIC
Administrative Officer
James P. Steele          VALIC, AGAIC
Administrative Officer

      ITEM 27.  PRINCIPAL UNDERWRITERS

   (a) American General Distributors, Inc.
(the "Distributor") acts as exclusive
distributor and principal underwriter of the Registrant and as principal underwriter for VALIC Separate Account A, American General
Series Portfolio Company and American
General Series Portfolio Company 3.

   (b) The following information is
furnished with respect to each officer and director of the Distributor.


                              POSITIONS
NAME AND            POSITIONS AND  AND
OFFICES
PRINCIPAL           OFFICES WITH   WITH THE
BUSINESS ADDRESS    DISTRIBUTOR
REGISTRANT

     (*)
Robert P. Condon         Chairman, Director,
--
               Chief Executive Officer
               and President

     (*)
Mary Cavanaugh      Director
--

     (*)
Thomas G. Norwood   Director, Chief
               Financial      --
               Officer and Treasurer

     (*)
Jane E. Bates       Vice President and Chief
--
               Compliance Officer

     (*)
V. Keith Roberts         Vice President-
Operations     --

     (*)
D. Lynne Walters         Tax Officer
--

     (*)
Cheryl G. Hemley    Assistant Secretary
--

     (*)
Daniel R. Cricks         Assistant Tax
Officer        --

     (*)
James D. Bonsall    Assistant Treasurer
--


     (*)
Steven D. Rubinstein     Assistant Treasurer
--

     (*)
Marylyn S. Zlotnick Assistant Treasurer
--

__________

(*)    2929 Allen Parkway, Houston, Texas
77019

  (c)    Not Applicable

ITEM 28.  LOCATION OF BOOKS AND RECORDS

  The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of either:

  THE DEPOSITOR:

  The Variable Annuity Life Insurance
Company
  2929 Allen Parkway
  Houston, Texas 77019

  THE PRINCIPAL UNDERWRITER:

  American General Distributors, Inc.
  2929 Allen Parkway
  Houston, Texas 77019

  THE CUSTODIAN:

  The State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110

  INVESTMENT SUB-ADVISERS:

  American General Investment Management,
L.P.
  2929 Allen Parkway
  Houston, Texas 77019

  Brown Capital Management
  1201 N. Calvert St.
  Baltimore, Maryland 21201

  Capital Guardian Trust Company
  11100 Santa Monica Boulevard
  Los Angeles, California 90025

  Fiduciary Management Associates, Inc.
  211 Congress Street
  Boston, Massachusetts 02110

  Goldman, Sachs & Co.
  85 Broad Street
  New York, New York 10004

  Jacobs Asset Management, Inc.
  211 Congress Street
  Boston, Massachusetts 02110

  JP Morgan Investment Management Inc.
  522 Fifth Avenue
  New York, New York 10036

  Neuberger Berman Management Inc.
  605 Third Avenue
  New York, New York 10158

  State Street Bank and Trust Company
  2 International Place
  Boston, Massachusetts 02110

  T. Rowe Price Associates, Inc.
  100 East Pratt Street
  Baltimore, Maryland 21202


ITEM 29.  MANAGEMENT SERVICES

  There is no management-related service
contract not discussed in Parts A or B of this Form N-1A

ITEM 30.  UNDERTAKINGS

  Not Applicable

Pursuant to the requirements of the
Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant,
American General Series Portfolio Company 2, has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas, on the 28th day of February, 2000.

AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

        By: /s/ ALICE T. KANE
        __________________________
     Alice T. Kane
     Chairman of the Board of Trustees

Pursuant to the requirements of the
Securities Act of 1933, this Registration
Statement has been signed below by the
following persons in the capacities and on the date indicated.

          Signature
Title                   Date

/s/ ALICE T. KANE        Chairman of
February 28, 2000
Alice T. Kane.                the Board of
                    Trustees

/s/ GREGORY R. SEWARD    Treasurer
February 28, 2000
Gregory R. Seward

*                        Trustee
February 28, 2000
Kent E. Barrett

*                        Trustee
February 28, 2000
Judith Craven

*                             Trustee
February 28, 2000
Timothy J. Ebner

*                             Trustee
February 28, 2000
Gustavo E. Gonzales, Jr.

*                             Trustee
February 28, 2000
Norman Hackerman

*                             Trustee
February 28, 2000
John Wm. Lancaster

*                             Trustee
February 28, 2000
Ben H. Love

*                             Trustee
February 28, 2000
John E. Maupin, Jr.

*                             Trustee
February 28, 2000
F. Robert Paulsen

By: /s/ David M. Leahy
February 28, 2000
David M. Leahy
Attorney-in-Fact





_______________________________
1 Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.
2 A CDSC is imposed on the proceeds of Class
B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.
3 A CDSC is imposed on the proceeds of Class
B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.
4 Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.